Other disclosures (Tables)	12 Months Ended
Jun. 30, 2024
Other disclosures [Abstract]
Capital and Other Commitments
9.1	Capital and other commitments

	2024	2023
	$’000	$’000
Payable within one year
Water rights	498	518
Non-cancellable lease commitments	267	252
Exploration and evaluation expenditure commitments	216	170
Sub total	981	940
Payable after one year but not later than five years
Water rights	953	1,370
Non-cancellable lease commitments	54	71
Exploration and evaluation expenditure commitments	432	432
Sub total	1,439	1,872
Payable later than five years
Water rights	-	-
Non-cancellable operating lease rental commitments	-	-
Exploration and evaluation expenditure commitments	-	-
Sub total	-	-
Total commitments	2,419	2,812